Investments - Schedule of reconciliation of the balances for all investments measured at fair value using significant unobservable inputs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Assets
Asset fair value, beginning balance	$ 15,695	$ 8,874	$ 12,314	$ 3,857	$ 3,857	$ 0
Transfers in to (out of) Level 3	(3,642)	(2,018)	(5,273)	(3,065)	(2,678)	6,672
Purchases	1,813	1,400	6,523	8,474	11,367	0
Sales	(170)	(192)	(2,405)	(3,448)	(1,746)	(2,919)
Realized and Unrealized Gains (Losses)	(509)	57	2,028	2,303	1,514	104
Asset fair value, ending balance	13,187	8,121	13,187	8,121	12,314	3,857
Liabilities
Liability fair value, beginning balance	5,538	6,420	4,430	2,510	2,510
Transfers in to (out of) Level 3	0	0	0	0
Purchases	0	0	0	0
Sales	(3,277)	(990)	(4,059)	(5,795)
Realized and Unrealized Gains(Losses) (1)	669	1,962	343	2,857
Liability fair value, ending balance	8,146	5,448	8,146	5,448	4,430	2,510
Derivative liabilities
Liabilities
Liability fair value, beginning balance				0	0
Transfers in to (out of) Level 3					0
Purchases					0
Sales					(4,335)
Realized and Unrealized Gains(Losses) (1)					4,335
Liability fair value, ending balance					0
Derivative liabilities (free standing)
Liabilities
Liability fair value, beginning balance	0	2,240	0	0	0
Transfers in to (out of) Level 3	0	0	0	0
Purchases	0	0	0	0
Sales	(1,013)	(990)	(1,013)	(4,335)
Realized and Unrealized Gains(Losses) (1)	780	2,062	780	3,167
Liability fair value, ending balance	233	1,168	233	1,168
Derivative liabilities (embedded)
Liabilities
Liability fair value, beginning balance	5,538	4,180	4,430	2,510	2,510
Transfers in to (out of) Level 3	0	0	0	0
Purchases	0	0	0	0
Sales	(2,264)	0	(3,046)	(1,460)
Realized and Unrealized Gains(Losses) (1)	(111)	(100)	(437)	(310)
Liability fair value, ending balance	7,913	4,280	7,913	4,280
Asset-backed securities
Assets
Asset fair value, beginning balance	2,441	194	400	0	0
Transfers in to (out of) Level 3	(520)	(112)	(2,151)	196	133
Purchases	288	47	4,093	196	552
Sales	(18)	0	(1,921)	0	(12)
Realized and Unrealized Gains (Losses)	243	14	2,013	(249)	(273)
Asset fair value, ending balance	2,434	143	2,434	143	400
Bank debt
Assets
Asset fair value, beginning balance				54	54	0
Transfers in to (out of) Level 3				(54)	(54)	109
Purchases				0	0	0
Sales				0	0	(8)
Realized and Unrealized Gains (Losses)				0	0	(47)
Asset fair value, ending balance		0		0	0	54
Corporate bonds
Assets
Asset fair value, beginning balance	5,153	4,304	4,610	1,046	1,046	0
Transfers in to (out of) Level 3	(811)	0	(811)	(1,302)	0	1,093
Purchases	0	303	821	4,287	4,094	0
Sales	(152)	(192)	(484)	(1,311)	(1,392)	(488)
Realized and Unrealized Gains (Losses)	(226)	100	(172)	1,795	862	441
Asset fair value, ending balance	3,964	4,515	3,964	4,515	4,610	1,046
Private common equity securities
Assets
Asset fair value, beginning balance	2,300	3,473	2,012	2,757	2,757	0
Transfers in to (out of) Level 3	(2,300)	(1,906)	(2,300)	(1,905)	(2,757)	5,450
Purchases	0	379	0	2,032	2,031	0
Sales	0	0	0	(1,795)	0	(2,401)
Realized and Unrealized Gains (Losses)	0	(29)	288	828	(19)	(292)
Asset fair value, ending balance	0	1,917	0	1,917	2,012	2,757
Sovereign Debt
Assets
Asset fair value, beginning balance	30		0
Transfers in to (out of) Level 3	(11)		(11)
Purchases	0		30
Sales	0		0
Realized and Unrealized Gains (Losses)	0		0
Asset fair value, ending balance	19		19
Trade claims
Assets
Asset fair value, beginning balance						0
Transfers in to (out of) Level 3						20
Purchases						0
Sales						(22)
Realized and Unrealized Gains (Losses)						2
Asset fair value, ending balance						0
Investments in limited partnerships
Assets
Asset fair value, beginning balance	5,771	903	5,292	0	0
Transfers in to (out of) Level 3	0	0	0	0	0
Purchases	1,525	671	1,579	1,959	4,690
Sales	0	0	0	(342)	(342)
Realized and Unrealized Gains (Losses)	(526)	(28)	(101)	(71)	944
Asset fair value, ending balance	$ 6,770	$ 1,546	$ 6,770	$ 1,546	$ 5,292